Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables
Trade receivables

11            Trade receivables

The balances of trade receivables are presented, as follows:

	December 31, 2021	December 31, 2020
Trade receivables - Brazil market	100,581	32,275
Trade receivables - Other markets	240,997	164,673
(-) Expected credit losses	(1,059)	(692)
Trade receivables, net	340,519	196,256

The balances of trade receivables by maturity date are as follows:

	December 31, 2021	December 31, 2020
Not due	319,450	167,939
Overdue:
from 1 to 60 days (1)	20,020	28,012
61 to 360 days	1,564	939
Over 360 days	544	58
Total	341,578	196,948

(i)	As of December 31, 2021, the balance of trade receivables overdue from 1 to 60 days of R$20,020 (R$28,012 as of December 31, 2020), refers to a series of individual clients. The Group considers these extensions and delays as expected in its credit risk analysis.

The movement of impairment loss on trade receivables is as follows:

Balance as of January 1, 2019	(352)
Provision	(430)
Reversal	378
Partial investment spin-off	160
Exchange variation	(2)

Balance as of December 31, 2019	(246)
Provision	(1,751)
Reversal	1,337
Exchange variation	(32)

Balance as of December 31, 2020	(692)
Provision	(3,106)
Reversal	2,826
Exchange variation	(87)

Balance as of December 31, 2021	(1,059)